6. ACCOUNTS RECEIVABLE	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
ACCOUNTS RECEIVABLE

Accounts receivable consist of:

	March 31, 2014	December 31, 2013

Contract based rent amounts invoiced to tenant	$-	$-
Contract based costs re-billed to tenant for facility improvements	47,454	1,595
	$47,454	$1,595